SCHEDULE OF OPTIONS OUTSTANDING AND EXERCISABLE (Details)	3 Months Ended
Mar. 31, 2022 shares $ / shares
IfrsStatementLineItems [Line Items]
Stock Options Outstanding | shares	793,487
Weighted Average Remaining Contractual Life (years)	1 year 9 months 25 days
Stock Options Exercisable | shares	715,362
Weighted Average Exercise Price	$ 3.88
Exercise Price One [Member]
IfrsStatementLineItems [Line Items]
Stock Options Outstanding | shares	45,000
Weighted Average Remaining Contractual Life (years)	2 years 6 months 21 days
Stock Options Exercisable | shares	11,250
Weighted Average Exercise Price	$ 1.80
Exercise Price Two [Member]
IfrsStatementLineItems [Line Items]
Stock Options Outstanding | shares	353,037
Weighted Average Remaining Contractual Life (years)	1 year 5 months 12 days
Stock Options Exercisable | shares	341,787
Weighted Average Exercise Price	$ 3.02
Exercise Price Three [Member]
IfrsStatementLineItems [Line Items]
Stock Options Outstanding | shares	367,450
Weighted Average Remaining Contractual Life (years)	2 years 1 month 17 days
Stock Options Exercisable | shares	334,325
Weighted Average Exercise Price	$ 4.48
Exercise Price Four [Member]
IfrsStatementLineItems [Line Items]
Stock Options Outstanding | shares	5,000
Weighted Average Remaining Contractual Life (years)	1 year 18 days
Stock Options Exercisable | shares	5,000
Weighted Average Exercise Price	$ 7.50
Exercise Price Five [Member]
IfrsStatementLineItems [Line Items]
Stock Options Outstanding | shares	23,000
Weighted Average Remaining Contractual Life (years)	11 months 26 days
Stock Options Exercisable | shares	23,000
Weighted Average Exercise Price	$ 8.10
Bottom of range [member] | Exercise Price One [Member]
IfrsStatementLineItems [Line Items]
Exercise Price Range	0.00
Bottom of range [member] | Exercise Price Two [Member]
IfrsStatementLineItems [Line Items]
Exercise Price Range	2.00
Bottom of range [member] | Exercise Price Three [Member]
IfrsStatementLineItems [Line Items]
Exercise Price Range	4.00
Bottom of range [member] | Exercise Price Four [Member]
IfrsStatementLineItems [Line Items]
Exercise Price Range	6.00
Bottom of range [member] | Exercise Price Five [Member]
IfrsStatementLineItems [Line Items]
Exercise Price Range	8.00
Top of range [member] | Exercise Price One [Member]
IfrsStatementLineItems [Line Items]
Exercise Price Range	1.99
Top of range [member] | Exercise Price Two [Member]
IfrsStatementLineItems [Line Items]
Exercise Price Range	3.99
Top of range [member] | Exercise Price Three [Member]
IfrsStatementLineItems [Line Items]
Exercise Price Range	5.99
Top of range [member] | Exercise Price Four [Member]
IfrsStatementLineItems [Line Items]
Exercise Price Range	7.99
Top of range [member] | Exercise Price Five [Member]
IfrsStatementLineItems [Line Items]
Exercise Price Range	$ 9.99